UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02633

FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2011

Item 1.  Report to Stockholders.

INFORMATION REGARDING CALVERT OPERATING COMPANY

NAME CHANGES

Effective on April 30, 2011, the following Calvert operating companies changed their names as indicated:

Old Name	New Name	Company Description

Calvert Group, Ltd.	Calvert Investments, Inc.	Corporate parent of each
operating company listed
below

Calvert Asset Management	Calvert Investment	Investment advisor to the
Company, Inc.	Management, Inc.	Calvert Funds

Calvert Distributors, Inc.	Calvert Investment Distributors,	Principal underwriter
	Inc.	and distributor for the
Calvert Funds

Calvert Administrative	Calvert Investment	Administrative services
Services Company	Administrative Services, Inc.	provider for the Calvert
Funds

Calvert Shareholder	Calvert Investment Services,	Shareholder servicing
Services, Inc.	Inc.	provider for the Calvert
Funds

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TABLE
OFCONTENTS

4	President’s Letter
6	Portfolio Management Discussion
9	Shareholder Expense Example
11	Statement of Net Assets
14	Statement of Operations
15	Statements of Changes in Net Assets
17	Notes to Financial Statements
23	Financial Highlights
27	Explanation of Financial Tables
29	Proxy Voting and Availability of Quarterly Portfolio Holdings

Dear Shareholder:

Markets fluctuated with global political and economic news throughout the first half of the year, particularly in reaction to the political turmoil in North Africa and the Middle East, the tragedy in Japan, the European sovereign debt crisis, and the state of the U.S. economic recovery. All of these events prompted a move toward more defensive sectors of the fixed-income markets in the later part of the six-month reporting period.

Inflation is becoming more of a focus for investors worldwide as food and energy prices increase, causing concerns about global economic growth, especially in emerging economies such as China. However, core inflation in the U.S. has remained low. Combined with the high unemployment rate of 9.2% as of June, low inflation is driving the Federal Reserve’s (Fed’s) continued accommodative monetary policy.

Markets Fluctuate But End on Solid Note

Investment-grade corporate bonds, as measured by the Barclays Capital U.S. Credit Index, returned 3.41% for the six-month reporting period, while high yield bonds as measured by the BofA Merrill Lynch U.S. High Yield Master II Index returned 4.93%. Money market returns declined as a variety of factors drove Treasury-bill yields to near 0%.

Overall, it was a tale of two very different quarters. Treasury yields generally rose during the first part of the year, while corporate bonds outperformed as strong corporate earnings and lower default expectations encouraged investors to move into riskier asset classes, including high-yield bonds. Then the disasters in Japan and renewed concerns about the sovereign debt crisis in Europe caused a flight to safety that drove Treasury yields lower and dampened high-yield bond returns in the second quarter. We also saw a turnaround in the municipal bond market as slowing investor outflows and minimal new debt issuance led returns to rebound after the beginning of the year.

Opportunities and Challenges Ahead

Despite the summer doldrums and growing investor pessimism, we do not subscribe to the double-dip recession sentiment that became more prevalent during the second quarter. The United States still looks better than much of the rest of the world, and we expect the remainder of the year will bring continued U.S. economic recovery, characterized by modest yet uneven economic growth.

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The Treasury market will likely experience some volatility, as will the corporate bond market later this year, as investors deal with the end of the Fed’s expan-sionary QE2 program. The Fed is currently caught between a rock and a hard place. On one side, it may be tempting for the Fed to try to head off inflation by raising interest rates. On the other, it may also be tempting to try to stimulate economic growth by launching QE3. In the current political environment, however, the latter seems unlikely. Therefore, we anticipate that the Fed will stay on the sidelines for the rest of the year, making no moves in either direction.

We are confident the economy and markets are marching forward toward full recovery, although volatility is likely to continue in the months ahead. We also believe that your experienced Calvert investment managers can successfully navigate through temporary headwinds and find opportunities in any market.

Discuss Your Portfolio Allocations with Your Advisor

Life can shift your financial goals and market volatility can shift your portfolio’s asset allocation, resulting in either one or both being out of sync with your needs. Therefore, we recommend meeting with your financial advisor periodically to ensure that your investment strategy and target mix of investments is still appropriate for your financial goals and risk tolerance.

We also encourage you to visit our website, www.calvert.com, for Fund information and updates as well as market and economic commentary from Calvert professionals.

As always, we appreciate that you’ve chosen to invest with Calvert.

Barbara J. Krumsiek
President and CEO
Calvert Investments, Inc.
July 2011

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Investment Climate

The first half of 2011 was similar to the first half of 2010. Both six-month periods were characterized by slow U.S. economic growth,1 another round of eurozone government debt turmoil, and policy tightening by central banks in the larger emerging economies. However, there were a number of differences in the first half of 2011—including the increase in U.S. inflation rates,2 a shock throughout the global supply chain from the tsunami in Japan, the European Central Bank becoming the first major western central bank to raise policy rates, and the potentially destabilizing political debate over the U.S. budget and debt ceiling. By the end of June, investor uncertainty had increased and returns on riskier assets trailed off, although returns for the six-month reporting period were generally solid.3

Money-market interest rates declined over the first half of the year. A decrease in issuance, changing bank regulations, and increased demand from money-market funds combined to drive Treasury bill yields down to near 0%. In fact, the one-month Treasury bill yield declined to end June at 0.01%, while the one-month yield on financial commercial paper edged down to 0.11%.4 Yields for Treasury notes and bonds with longer maturities fell broadly as well, with the benchmark 10-year Treasury bond decreasing 0.12 percentage points over the six-month period to finish at 3.18%.

Unfounded fears of widespread municipal defaults and the expiration of the Build America Bonds program triggered a sell-off in municipal bonds late last year that lasted into early 2011. However, municipal bonds rebounded nicely, with the benchmark Bond Buyer 20 yield at 4.59% on June 30. Taxable corporate bond yields dipped, as the yield for the Moody’s Baa-rated average decreased by 0.08 percentage points to 5.90% by period end.

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Outlook

Our outlook for the second half of the year is for essentially more of the same, with markets paying very close attention to U.S. employment and inflation data as well as to Europe’s efforts to implement lasting solutions for the debt troubles of the peripheral eurozone countries. We expect Treasuries to experience some interest rate volatility within a trading range, and we also expect some volatility in corporate bonds.

Since the municipal bond market is dominated by individual investors, it’s subject to risk from headlines about taxes and the fiscal health of municipalities. However, we expect it to remain relatively steady and overall municipal bond defaults to remain low.

Since the Federal Reserve will likely stay on hold for the balance of the year, there is little hope for a meaningful increase in money-market yields in the near future. However, we anticipate Congress will pass an increase in the debt ceiling, which would ease the tight supply of Treasury bills and may raise money-market yields a small amount.

Shifts and developments can occur quickly in a recovering economy. We encourage you to visit www.calvert.com for the latest Fund updates, as well as news and commentary on market events.

July 2011

1 According to the Commerce Department and the Wall Street Journal Survey of Professional Forecasters as of early July, GDP growth for the first half of 2011 was estimated at 2.1% versus 2.7% for the first half of 2010.

2 According to the Bureau of Labor Statistics, as of May the year-over-year core CPI inflation rate was 1.5% and headline inflation was 3.6%.

3 For example, over the six-month reporting period, municipal bonds returned 4.42% and high-yield bonds returned 4.97% according to indices published by Barclays Plc.

4 Source for all interest rates: Federal Reserve

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     CALVERT FIRST GOVERNMENT MONEY MARKET PORTFOLIO

JUNE 30, 2011

Investment Performance
(total return at nav*)
	6 months	12 months
	ended	ended
	6/30/11	6/30/11
Class O	0.005%	0.01%
Class B	0.005%	0.01%
Class C	0.005%	0.01%
Lipper U.S. Government Money
Market Funds Average	0.01%	0.02%

AVERAGE ANNUAL TOTAL RETURNS

CLASS O
Six Month**	0.005%
One year	0.01%
Five year	1.86%
Ten year	1.74%

CLASS B	(wIth max. load)
Six Month**	0.00%
One year	-4.99%
Five year	0.99%
Ten year	0.92%

CLASS C	(wIth max. load)
Six Month**	0.00%
One year	-0.99%
Five year	1.18%
Ten year	0.92%

7-DAY SIMPLE/EFFECTIVE YIELD

Class O	0.01% / 0.01%
Class B	0.01% / 0.01%
Class C	0.01% / 0.01%

% of total
INVESTMENT ALLOCATION	Investments
U.S. Government Agencies and Instrumentalities	13.2%
Variable Rate Demand Notes	72.0%
U.S. Treasury	14.8%

Total	100%

WEIGHTED AVERAGE MATURITY

30 days ended
6/30/11	12/31/10
16 days	26 days

*Total return assumes reinvestment of dividends. The performance data shown represents past performance and does not guarantee future results. Investment return will fluctuate so that current performance may be lower or higher than the performance data quoted. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Visit www.calvert. com for current performance data.

** Total return is not annualized for periods of one year or less.

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, (including sales charges on Class B and C redemptions); and (2) ongoing costs, including management fees; distribution (12b-1) fees on Class B and C shares; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Fund charges a monthly low balance account fee of $3 to those shareholders whose account balance is less than $2,000. If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges on Class B and C shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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			EXPENSES PAID
	BEGINNING	ENDING	DURING PERIOD*
	ACCOUNT VALUE	ACCOUNT VALUE	1/1/11 -
	1/1/11	6/30/11	6/30/11

Class O
Actual	$1,000.00	$1,000.05	$1.08
Hypothetical	$1,000.00	$1,023.72	$1.09
(5% return per
year before expenses)

Class B
Actual	$1,000.00	$1,000.05	$1.08
Hypothetical	$1,000.00	$1,023.71	$1.09
(5% return per
year before expenses)

Class C
Actual	$1,000.00	$1,000.05	$1.06
Hypothetical	$1,000.00	$1,023.73	$1.07
(5% return per
year before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of .22%, .22% and .21% for Class O, Class B, and Class C, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2011

	PRINCIPAL
VARIABLE RATE DEMAND NOTES - 71.4%	AMOUNT	VALUE
Allegheny County Pennsylvania Hospital Development Authority
Revenue, 0.10%, 7/15/28, CEI: Fannie Mae (r)	$1,100,000	$1,100,000
Chicago Illinois MFH Revenue, 0.09%, 7/1/29, CEI:
Freddie Mac (r)	5,755,000	5,755,000
Colorado State HFA Revenue:
Greenwood Apts. Project, 0.09%, 10/15/16, CEI: Fannie
Mae (r)	2,700,000	2,700,000
Hamptons Apts. Project, 0.09%, 10/15/16, CEI:
Fannie Mae (r)	3,400,000	3,400,000
Silver Apts. Project, 0.09%, 10/15/16, CEI: Fannie Mae (r)	1,200,000	1,200,000
Woodstream Village Project, 0.13%, 2/1/31, CEI:
Fannie Mae (r)	2,115,000	2,115,000
Hayward California MFH Revenue, 0.15%, 5/1/38,
CEI: Freddie Mac (r)	1,000,000	1,000,000
Kansas State Development Finance Authority MFH Revenue,
0.09%, 7/1/30, CEI: Freddie Mac (r)	5,100,000	5,100,000
Marietta Georgia Housing Authority MFH Revenue, 0.27%,
7/1/24, CEI: Freddie Mac (r)	4,000,000	4,000,000
Maryland Community Development Administration Revenue,
0.09%, 12/1/37, CEI: Freddie Mac (r)	4,350,000	4,350,000
Montgomery County Maryland Housing Opportunities
Commission Revenue, 0.04%, 12/1/30, CEI: Fannie Mae (r)	2,470,000	2,470,000
Nevada State Housing Division Revenue, 0.08%, 4/15/39,
CEI: Fannie Mae (r)	4,100,000	4,100,000
New York City Housing Development Corp. MFH Mortgage
Revenue, 0.07%, 5/15/39, CEI: Fannie Mae (r)	3,200,000	3,200,000
New York City Housing Development Corp. MFH Revenue:
0.15%, 6/15/34, CEI: Fannie Mae (r)	2,450,000	2,450,000
0.15%, 12/1/35, CEI: Freddie Mac (r)	3,005,000	3,005,000
New York State Housing Finance Agency Revenue:
0.14%, 11/15/29, CEI: Fannie Mae (r)	3,100,000	3,100,000
0.09%, 5/15/33, CEI: Fannie Mae (r)	2,700,000	2,700,000
0.14%, 5/15/33, CEI: Fannie Mae (r)	4,100,000	4,100,000
0.07%, 5/15/34, CEI: Fannie Mae (r)	2,600,000	2,600,000
0.09%, 5/15/36, CEI: Fannie Mae (r)	3,000,000	3,000,000
0.07%, 5/15/37, CEI: Fannie Mae (r)	3,700,000	3,700,000
0.15%, 11/15/38, CEI: Fannie Mae (r)	3,575,000	3,575,000

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	PRINCIPAL
VARIABLE RATE DEMAND NOTES - CONT’D	AMOUNT	VALUE
Richfield Minnesota MFH Revenue, 0.08%, 3/1/34, CEI:
Freddie Mac (r)	$5,700,000	$5,700,000
St. Louis Park Minnesota MFH Revenue, 0.08%,
8/1/34, CEI: Freddie Mac (r)	5,492,000	5,492,000
Tucson Arizona IDA Revenue, 0.09%, 1/15/32, CEI:
Fannie Mae (r)	4,145,000	4,145,000
Utah State Housing Corp. Single Family Revenue, 0.08%,
7/1/36, CEI: Fannie Mae & Freddie Mac (r)	1,458,000	1,458,000

Total Variable Rate Demand Notes (Cost $85,515,000)		85,515,000

U.S. GOVERNMENT AGENCIES
AND INSTRUMENTALITIES - 13.1%
Overseas Private Investment Corp. VRDN:
0.09%, 11/15/13, GA: U.S. Government (r)	4,651,164	4,651,164
0.12%, 6/15/17, GA: U.S. Government (r)	10,000,000	10,000,000
U.S. Department of Housing and Urban Development,
0.56%, 8/1/11, GA: U.S. Government	1,000,000	1,000,000

Total U.S. Government Agencies and Instrumentalities
(Cost $15,651,164)		15,651,164

U.S. TREASURY - 14.6%
United States Treasury Bills:
7/21/11	4,500,000	4,499,825
9/1/11	2,000,000	1,999,819
9/22/11	4,000,000	3,999,585
United States Treasury Notes, 1.00%, 9/30/11	7,000,000	7,015,515

Total U.S. Treasury (Cost $17,514,744)		17,514,744

TOTAL INVESTMENTS (Cost $118,680,908) - 99.1%		118,680,908
Other assets and liabilities, net - 0.9%		1,111,080
net assets - 100%		$119,791,988

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NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized:
Class O: 116,431,359 shares outstanding	$116,442,028
Class B: 1,342,816 shares outstanding	1,342,984
Class C: 1,998,005 shares outstanding	1,998,243
Undistributed net investment income	8,733

net assets	$119,791,988

NET ASSET VALUE PER SHARE
Class O (based on net assets of $116,450,789)	$1.00
Class B (based on net assets of $1,343,045)	$1.00
Class C (based on net assets of $1,998,154)	$1.00

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
CEI: Credit Enhancement Instrument
GA: Guaranty Agreement

Abbreviations:
HFA: Housing Finance Authority
IDA: Industrial Development Authority
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2011

NET INVESTMENT INCOME
Investment Income:
Interest income	$142,510

Expenses:
Investment advisory fee	156,181
Transfer agency fees and expenses	92,429
Distribution Plan expenses:
Class B	6,948
Class C	11,791
Trustees’ fees and expenses	3,346
Accounting fees	10,385
Administrative fees:
Class O	151,496
Class B	1,737
Class C	2,948
Custodian fees	14,936
Registration fees	22,929
Reports to shareholders	16,376
Professional fees	12,641
Miscellaneous	14,327
Total expenses	518,470
Reimbursement from Advisor:
Class O	(336,356)
Class B	(17,974)
Class C	(25,647)
Fees paid indirectly	(2,544)
Net expenses	135,949

net Investment Income	6,561

realIzed gaIn (loss)
Net realized gain (loss)	—

Increase (decrease) In net assets
resulting from operations	$6,561

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended	Year ended
	June 30,	December 31,
INCREASE (DECREASE) IN NET ASSETS	2011	2010
Operations:
Net investment income	$6,561	$10,079

Increase (decrease) In net assets
resultIng from oPeratIons	6,561	10,079

Distributions to shareholders from:
Net investment income:
Class O shares	(6,056)	(11,742)
Class B shares	(69)	(181)
Class C shares	(118)	(226)
Total distributions	(6,243)	(12,149)

Capital share transactions:
Shares sold:
Class O shares	49,778,116	105,795,387
Class B shares	323,920	676,564
Class C shares	931,460	1,892,364
Reinvestment of distributions:
Class O shares	5,417	11,285
Class B shares	51	148
Class C shares	94	213
Shares redeemed:
Class O shares	(58,030,390)	(119,141,423)
Class B shares	(358,033)	(2,022,200)
Class C shares	(1,544,704)	(2,726,436)
Total capital share transactions	(8,894,069)	(15,514,098)

Total Increase (Decrease) In Net Assets	(8,893,751)	(15,516,168)

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended	Year ended
	June 30,	December 31,
NET ASSETS	2011	2010
Beginning of period	$128,685,739	$144,201,907
End of period (including undistributed net
investment income of $8,733 and $8,415,
respectively)	$119,791,988	$128,685,739

CAPITAL SHARE ACTIVITY
Shares sold:
Class O shares	49,778,116	105,795,387
Class B shares	323,920	676,564
Class C shares	931,460	1,892,364
Reinvestment of distributions:
Class O shares	5,417	11,285
Class B shares	51	148
Class C shares	94	213
Shares redeemed:
Class O shares	(58,030,390)	(119,141,423)
Class B shares	(358,033)	(2,022,200)
Class C shares	(1,544,704)	(2,726,436)
Total capital share activity	(8,894,069)	(15,514,098)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert First Government Money Market Fund (the “Fund”), the only series of First Variable Rate Fund for Government Income, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers three classes of shares of beneficial interest. Class O shares are sold to the public, with no front-end sales charge at the time of purchase and no back-end load when they are redeemed. Class B shares may be purchased only by exchange from Class B shares of other Calvert Group Funds. Class B shares are sold without a front-end sales charge at the time of purchase, but may be subject to a deferred sales charge upon redemption of the Fund in which the Class B shares were originally purchased. Class C shares may be purchased only by exchange from Class C shares of another Calvert Group Fund. Class C shares are sold without a front-end sales charge at the time of purchase. They may be subject to a deferred sales charge if they are redeemed within one year after purchase of the Class C shares in the original Fund. Class B and C shares have higher expenses than Class O shares, including Distribution Plan expenses. Class O shares are not subject to a Distribution Plan.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not

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obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the year.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

VALUATION INPUTS
Investments In securItIes	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	—	$ 33,165,908	—	$ 33,165,908
Variable Rate Demand Notes	—	85,515,000	—	85,515,000
TOTAL	—	$ 118,680,908	—	$ 118,680,908

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identi-fied cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

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Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodians’ fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers. For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used. In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement. ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

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NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) (formerly known as Calvert Asset Management Company, Inc.) is wholly-owned by Calvert Investments, Inc. (“Calvert”) (formerly known as Calvert Group, Ltd.), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Trustees of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets: .25% on the first $500 million, .225% on the next $400 million, .20% on the next $400 million, .175% on the next $700 million and .15% on the excess of $2 billion. Under the terms of the agreement, $24,981 was payable at period end. In addition, $48,492 was receivable at period end from the Advisor for reimbursement of operating expenses.

The Advisor has agreed to limit net annual Fund operating expenses through April 30, 2012. The contractual expense cap is 2.00% for Class B and Class C. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

The Advisor voluntarily reimbursed expenses of $336,356, $12,381, and $21,056, to maintain a positive yield during the six months ended June 30, 2011 for Class O, B, and C shares, respectively.

Calvert Investment Administrative Services, Inc. (“CIAS”) (formerly known as Calvert Administrative Services Company), an affiliate of the Advisor, provides administrative services to the Fund. For its services, CIAS receives an annual fee, payable monthly. Class O, Class B and Class C pay an annual rate of .25%, based on their average daily net assets. Under the terms of the agreement, $24,982 was payable at period end.

Calvert Investment Distributors, Inc. (“CID”) (formerly known as Calvert Distributors, Inc.), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class B and C shares, allow the Fund to pay CID for expenses and services associated with distribution of shares. The expenses paid may not exceed 1.00% annually of average daily net assets of Class B and Class C. Under the terms of the agreement, $2,816 was payable at period end.

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Calvert Investment Services, Inc. (“CIS”) (formerly known as Calvert Shareholder Services, Inc.), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CIS received a fee of $45,539 for the six months ended June 30, 2011. Under terms of the agreement, $7,253 was payable at period end. Boston Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $45,000 plus up to $2,000 for each Board and Committee meeting attended. The Board Chair and Committee Chairs receive an additional $5,000 annual retainer. Trustee fees are allocated to each of the funds served.

NOTE C — INVESTMENT ACTIVITY

The Fund may sell or purchase securities from other Funds managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2011, such purchase and sales transactions were $49,458,000 and $45,285,000, respectively.

As of June 30, 2011, the federal tax cost was as follows:

Federal income tax cost of investments
$118,680,908

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NOTE D — LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds and State Street Corporation (“SSC”). Under the agreement, SSC an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to the line of credit at June 30, 2011. For the six months ended June 30, 2011, borrowing information by the Fund under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$2,753	1.48%	$149,695	March 2011

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2011, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

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FINANCIAL HIGHLIGHTS

			Periods ended
	June 30,		December 31,	December 31,
Class O Shares	2011		2010	2009
Net asset value, beginning	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	**		**	.001
Distributions from:
Net investment income	**		**	(.001)
Net asset value, ending	$1.00		$1.00	$1.00

Total return*	.005%		.01%	.13%
Ratios to average net assets: A
Net investment income	.01	% (a)	.01%	.13%
Total expenses	.78	% (a)	.75%	.73%
Expenses before offsets	.22	% (a)	.32%	.61%
Net expenses	.22	% (a)	.32%	.61%
Net assets, ending (in thousands)	$116,451		$124,697	$138,034

			Years ended
	December 31,		December 31,	December 31,
Class O Shares	2008		2007	2006
Net asset value, beginning	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	.024		.044	.042
Distributions from:
Net investment income	(.024)		(.044)	(.042)
Net asset value, ending	$1.00		$1.00	$1.00

Total return*	2.42%		4.50%	4.33%
Ratios to average net assets: A
Net investment income	2.39%		4.39%	4.24%
Total expenses	.72%		.74%	73%
Expenses before offsets	.72%		.74%	.73%
Net expenses	.71%		.71%	.71%
Net assets, ending (in thousands)	$205,970		$173,834	$172,003

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

			Periods ended
	June 30,		December 31,	December 31,
Class B Shares	2011		2010	2009
Net asset value, beginning	$1.00		$1.00	$1.00
Income from investment operation:
Net investment income	**		**	**
Distributions from:
Net investment income	**		**	**
Net asset value, ending	$1.00		$1.00	$1.00

Total return*	.005%		.01%	.01%
Ratios to average net assets: A
Net investment income	.01	% (a)	.01%	.03%
Total expenses	2.81	% (a)	2.51%	2.24%
Expenses before offsets	.22	% (a)	.32%	.71%
Net expenses	.22	% (a)	.32%	.71%
Net assets, ending (in thousands)	$1,343		$1,377	$2,723

			Years ended
	December 31,		December 31,	December 31,
Class B Shares	2008		2007	2006
Net asset value, beginning	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	.011		.031	.029
Distributions from:
Net investment income	(.011)		(.031)	(.029)
Net asset value, ending	$1.00		$1.00	$1.00

Total return*	1.13%		3.17%	2.99%
Ratios to average net assets: A
Net investment income	1.08%		3.08%	2.95%
Total expenses	2.25%		2.47%	2.51%
Expenses before offsets	2.01%		2.02%	2.02%
Net expenses	1.99%		2.00%	2.00%
Net assets, ending (in thousands)	$3,899		$2,043	$1,782

See notes to financial highlights.

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FINANCIAL HIGHLIGHTS

			Periods ended
	June 30,		December 31,	December 31,
Class C Shares	2011		2010	2009
Net asset value, beginning	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	**		**	**
Distributions from:
Net investment income	**		**	**
Net asset value, ending	$1.00		$1.00	$1.00

Total return*	.005%		.01%	.01%
Ratios to average net assets: A
Net investment income	.02	% (a)	.01%	.01%
Total expenses	2.39	% (a)	2.33%	2.14%
Expenses before offsets	.22	% (a)	.32%	.74%
Net expenses	.21	% (a)	.32%	.74%
Net assets, ending (in thousands)	$1,998		$2,611	$3,445

			Years ended
	December 31,		December 31,	December 31,
Class C Shares	2008		2007	2006
Net asset value, beginning	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	.011		.031	.029
Distributions from:
Net investment income	(.011)		(.031)	(.029)
Net asset value, ending	$1.00		$1.00	$1.00

Total return*	1.10%		3.17%	2.98%
Ratios to average net assets: A
Net investment income	1.04%		3.08%	2.92%
Total expenses	2.21%		2.58%	2.83%
Expenses before offsets	2.01%		2.02%	2.02%
Net expenses	1.99%		2.00%	2.00%
Net assets, ending (in thousands)	$5,031		$1,941	$1,022

See notes to financial highlights.

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A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
*	Total return is not annualized for periods less than one year.
**	Net investment income and distributions were less than $.001 per share.
(a)	Annualized.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry clas-sification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

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STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities

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held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washing-ton, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account

Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified or Overnight Mail

Calvert Investments, Inc.
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site

www.calvert.com

Principal Underwriter

Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

CALVERT	CALVERT’S	Equity Funds
FIRST	FAMILY OF FUNDS	Enhanced Equity Portfolio
GOVERNMENT		Equity Portfolio
MONEY	Tax-Exempt Money	Large Cap Growth Fund
MARKET FUND	Market Funds	Large Cap Value Fund
	CTFR Money Market Portfolio	Social Index Fund
Capital Accumulation Fund
	Taxable Money Market	International Equity Fund
	Funds	Small Cap Fund
	First Government Money	Global Alternative Energy
	Market Fund	Fund
	Money Market Portfolio	Global Water Fund
International Opportunities
	Municipal Funds	Fund
Tax-Free Bond Fund
Balanced and Asset
	Taxable Bond Funds	Allocation Funds
	Bond Portfolio	Balanced Portfolio
	Income Fund	Conservative Allocation Fund
	Short Duration Income Fund	Moderate Allocation Fund
	Long-Term Income Fund	Aggressive Allocation Fund
Ultra-Short Income Fund
Government Fund
High-Yield Bond Fund

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745 or visit www. calvert.com.

Item 2.  Code of Ethics.

Not applicable

Item 3.  Audit Committee Financial Expert.

            Not applicable

Item 4.  Principal Accountant Fees and Services.

Not applicable

Item 5.  Audit Committee of Listed Registrants.

            Not applicable.

Item 6.  Schedule of Investments.

(a)    This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

            Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

            Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

            There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since registrant last provided disclosure in response to this Item.

Item 11.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME

By:       /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date:    August 30, 2011

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date:    August 30, 2011

            /s/  Ronald M. Wolfsheimer

            Ronald M. Wolfsheimer

            Treasurer -- Principal Financial Officer

Date:    August 30, 2011